Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000248910 | 14052WCZ8 | Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000248910 | 21258BAA8 | Convivial 2022 III LLC
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000248910 | 54915DAA0 | LSC Estero Prime
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000248910 | 74442EJV3 | Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach)
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000248910 | 196632BH5 | City of Colorado Springs CO Utilities System
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248910 | 20775HDU4 | Connecticut Housing Finance Authority
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248910 | 20775DTU6 | Connecticut State Health & Educational Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248910 | 409327HZ9 | Hampton Roads Sanitation District
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248910 | 64986MJ55 | New York State Housing Finance Agency
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248910 | 882723YT0 | State of Texas
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248910 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248910 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000248910 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000248909 | 14052WCZ8 | Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000248909 | 21258BAA8 | Convivial 2022 III LLC
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000248909 | 54915DAA0 | LSC Estero Prime
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000248909 | 74442EJV3 | Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach)
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000248909 | 196632BH5 | City of Colorado Springs CO Utilities System
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248909 | 20775HDU4 | Connecticut Housing Finance Authority
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248909 | 20775DTU6 | Connecticut State Health & Educational Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248909 | 409327HZ9 | Hampton Roads Sanitation District
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248909 | 64986MJ55 | New York State Housing Finance Agency
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248909 | 882723YT0 | State of Texas
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248909 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248909 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000248909 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000248908 | 14052WCZ8 | Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000248908 | 21258BAA8 | Convivial 2022 III LLC
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000248908 | 54915DAA0 | LSC Estero Prime
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000248908 | 74442EJV3 | Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach)
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000248908 | 196632BH5 | City of Colorado Springs CO Utilities System
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248908 | 20775HDU4 | Connecticut Housing Finance Authority
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248908 | 20775DTU6 | Connecticut State Health & Educational Facilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248908 | 409327HZ9 | Hampton Roads Sanitation District
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248908 | 64986MJ55 | New York State Housing Finance Agency
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248908 | 882723YT0 | State of Texas
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248908 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248908 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000248908 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000248911 | 609040FK1 | Monarch-Chesterfield Levee District
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000248911 | 59334KFW3 | Miami-Dade County Expressway Authority
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248911 | 392274X35 | Greater Orlando Aviation Authority (Obligor: Greater Orlando Aviation Authority)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248911 | 45203H5C2 | Illinois Finance Authority (Obligor: OSF Healthcare System Obligated Group)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248911 | 088365GJ4 | Bexar County Hospital District (Obligor: Bexar County Hospital District)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248911 | 59333PR75 | County of Miami-Dade Aviation Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248911 | 342814DF4 | Mid-Bay Bridge Authority (Obligor: Mid-Bay Bridge Authority)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248911 | 167505PM2 | Chicago Board of Education
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248911 | 735397CS8 | Port of Seattle (Obligor: Seatac Fuel LLC)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248911 | 491026WJ5 | Kenton County Airport Board (Obligor: Kenton County Airport Board)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248911 | Education010609AV7
Holdings [Line Items]
Percent of Total Investments	100.00%
C000248912 | 609040FK1 | Monarch-Chesterfield Levee District
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000248912 | 59334KFW3 | Miami-Dade County Expressway Authority
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248912 | 392274X35 | Greater Orlando Aviation Authority (Obligor: Greater Orlando Aviation Authority)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248912 | 45203H5C2 | Illinois Finance Authority (Obligor: OSF Healthcare System Obligated Group)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248912 | 088365GJ4 | Bexar County Hospital District (Obligor: Bexar County Hospital District)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248912 | 59333PR75 | County of Miami-Dade Aviation Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248912 | 342814DF4 | Mid-Bay Bridge Authority (Obligor: Mid-Bay Bridge Authority)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248912 | 167505PM2 | Chicago Board of Education
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248912 | 735397CS8 | Port of Seattle (Obligor: Seatac Fuel LLC)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248912 | 491026WJ5 | Kenton County Airport Board (Obligor: Kenton County Airport Board)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248912 | Education010609AV7
Holdings [Line Items]
Percent of Total Investments	100.00%